SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 33,621	$ 17,805
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	20,758	7,148
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure		1,746
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 12,863	$ 8,911